Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Sep. 30, 2011
Assets
Cash and cash equivalents	$ 83.5	$ 1.7
Accounts receivable, net	58.2	10.1
Receivable from Ralcorp	4.5	41.3
Inventory, Net	77.7	66.6
Deferred income taxes	3.1	3.8
Prepaid expenses and other current assets	6.6	4.0
Intercompany notes receivable	0	7.8
Total Current Assets	233.6	135.3
Property, net	409.4	412.1
Goodwill	1,366.4	1,366.2
Other intangible assets, net	739.2	748.6
Investment in partnership	0	60.2
Other assets	14.9	0.8
Total Assets	2,763.5	2,723.2
Liabilities and Stockholders' Equity
Long-term Debt, Current Maturities	13.1	0
Accounts payable	34.7	28.8
Other Liabilities, Current	63.3	37.5
Total Current Liabilities	111.1	134.3
Long-term Debt, Excluding Current Maturities	934.7	0
Deferred income taxes	328.5	332.8
Other Liabilities, Noncurrent	105.2	104.9
Total Liabilities	1,479.5	1,288.5
Stockholders' Equity
Common stock	0.3	0
Additional paid-in capital	1,271.3	0
Net investment of Ralcorp	0	1,438.3
Retained earnings	25.8	0
Accumulated other comprehensive loss	(13.4)	(3.6)
Total Stockholders' Equity	1,284.0	1,434.7
Total Liabilities and Stockholders' Equity	$ 2,763.5	$ 2,723.2